Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10. RELATED PARTY TRANSACTIONS

During the nine months ended September 30, 2011, we earned storage revenue for providing water storage tanks for lease to Triad Hunter, LLC, a wholly owned subsidiary of Magnum Hunter Resources Corporation, an entity for which our Chairman and Chief Executive Officer is an officer and significant shareholder. Storage and other revenue totaled $230 thousand for the three and nine months ended September 30, 2011 and $0 for the three and nine months ended September 30, 2010.

During the nine months ended September 30, 2011, we obtained accounting services for a fee and provided office space and services for a fee to Magnum Hunter Resources Corporation, an entity for which our Chairman and Chief Executive Officer is an officer and significant shareholder. Office related services revenues net of professional services expense totaled $66 thousand and $107 thousand for the three and nine months ended September 30, 2011 and $30 thousand and $90 thousand for the three and nine months ended September 30, 2010.

During the nine months ended September 30, 2011, the Company has borrowed an additional $100,000 under a promissory note due to the Company’s Chairman and Chief Executive Officer. On May 6, 2011, the maturity date was extended to December 31, 2011. The Company also borrowed an additional $570,000 under a new promissory note at an interest rate of 14% from the Chairman and Chief Executive Officer. On June 21, 2011, principal in the amount of $500,000 from the 10% Promissory Note was converted to 250,000 units which were offered under our private placement of common stock and warrants. See Note 8, Stockholders’ Equity, for more information.

NOTE 13. RELATED PARTY TRANSACTIONS

During 2010 and 2009, we rented an airplane for business use at various times from Pilatus Hunter, LLC, an entity 100% owned by Mr. Evans. Airplane rental expenses totaled $12 thousand and $158 thousand, during 2010 and 2009, respectively.

During the year ended December 31 2009, we leased excess office space to Gruy Petroleum Management, LLC, an entity 100% owned by Mr. Evans, for $48 thousand.

During the year ended December 31, 2010, we provided accounting services and received a fee from Magnum Hunter Resources Corporation, an entity for which our Chairman and Chief Executive Officer is an officer and major shareholder. Professional services revenues totaled $90 thousand for the year ended December 31, 2010.

During 2010, we granted 100,000 warrants upon the receipt of the letter of guarantee and credit support from our Chairman and Chief Executive Officer, which he subsequently rescinded, as discussed in Note 9.

On September 29, 2010, and December 30, 2010, the Chairman and Chief Executive Officer loaned the Company $600 thousand and $260 thousand, respectively, in exchange for promissory notes due October 31, 2010, and January 1, 2011, respectively, which have been extended to April 30, 2011. The promissory note was offset against a related party receivable balance $93,043, therefore, the remaining promissory note balance is $766,957. See Note 7 for additional information.